Revenue and segment information (Revenue information under PRC GAAP) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	¥ 204,605,083	¥ 169,446,338	¥ 174,009,401
Segment results	(15,120,644)	4,773,736	3,119,460
Interest income	288,291	292,724	264,554
Interest expense	(8,798,200)	(9,200,612)	(10,762,718)
Impairment loss	(91,637)	(8,925,049)	(6,184,857)
Credit loss	(103,625)	(172,711)	(74,557)
Net gain/ (loss) on disposal of non-current assets	520,878	(626,657)	69,449
Share of profits less losses of associates and joint ventures	804,386	1,774,322	1,185,622
Income tax expense	1,929,755	(2,163,173)	(2,011,255)
Total [member]
Disclosure of operating segments [line items]
Revenue	204,605,083	169,446,338	174,009,401
Intersegment revenue [member]
Disclosure of operating segments [line items]
Revenue	(1,017,107)	(430,614)	(468,181)
PRC GAAP [member]
Disclosure of operating segments [line items]
Revenue	204,605,083	169,439,187	173,583,125
Segment results	(14,158,424)	8,756,946	4,617,066
Interest income	288,291	292,759	264,970
Interest expense	(8,785,995)	(9,192,325)	(10,718,763)
Impairment loss	(89,094)	(6,113,664)	(5,937,079)
Credit loss	(103,625)	(120,016)	(74,557)
Depreciation and amortization	(21,631,478)	(21,266,170)	(20,932,774)
Net gain/ (loss) on disposal of non-current assets	540,674	(612,246)	137,088
Share of profits less losses of associates and joint ventures	640,424	1,615,192	986,310
Income tax expense	1,603,714	(3,110,408)	(2,435,005)
PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	205,622,190	169,869,801	174,051,306
PRC GAAP [member] | Intersegment revenue [member]
Disclosure of operating segments [line items]
Revenue	(1,017,107)	(430,614)	(468,181)
PRC power segment [member]
Disclosure of operating segments [line items]
Revenue			155,641,635
PRC power segment [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	182,617,804	154,088,674
PRC power segment [member] | PRC GAAP [member]
Disclosure of operating segments [line items]
Revenue	182,617,804	154,174,151	155,739,959
Segment results	(15,703,242)	7,634,662	4,658,738
Interest income	171,655	144,124	163,389
Interest expense	(7,941,183)	(8,096,150)	(9,295,893)
Impairment loss	(90,805)	(6,114,200)	(5,445,635)
Credit loss	(50,161)	(49,116)	(6,570)
Depreciation and amortization	(20,806,815)	(20,237,935)	(20,012,936)
Net gain/ (loss) on disposal of non-current assets	528,842	(612,263)	132,902
Share of profits less losses of associates and joint ventures	156,892	1,316,377	745,980
Income tax expense	1,667,483	(3,087,995)	(2,501,871)
PRC power segment [member] | PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	182,617,804	154,174,151	155,739,959
Overseas segment [member]
Disclosure of operating segments [line items]
Revenue			18,135,461
Overseas segment [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	21,577,832	15,097,673
Overseas segment [member] | PRC GAAP [member]
Disclosure of operating segments [line items]
Revenue	21,577,832	15,005,045	17,610,861
Segment results	954,815	896,315	162,465
Interest income	114,637	145,955	100,177
Interest expense	(707,069)	(943,797)	(1,308,380)
Impairment loss	1,711	536	(6,119)
Credit loss	(53,464)	(70,900)	(67,987)
Depreciation and amortization	(600,029)	(809,284)	(752,285)
Net gain/ (loss) on disposal of non-current assets	231	20	4,189
Income tax expense	(42,726)	(6,063)	89,006
Overseas segment [member] | PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	21,577,832	15,005,045	17,610,861
All other segments [member]
Disclosure of operating segments [line items]
Revenue			700,486
All other segments [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	1,426,554	690,605
All other segments [member] | PRC GAAP [member]
Disclosure of operating segments [line items]
Revenue	409,447	259,991	232,305
Segment results	590,003	225,969	(204,137)
Interest income	1,999	2,680	1,404
Interest expense	(137,743)	(152,378)	(114,490)
Impairment loss			(485,325)
Depreciation and amortization	(224,634)	(218,951)	(167,553)
Net gain/ (loss) on disposal of non-current assets	11,601	(3)	(3)
Share of profits less losses of associates and joint ventures	483,532	298,815	240,330
Income tax expense	(21,043)	(16,350)	(22,140)
All other segments [member] | PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	1,426,554	690,605	700,486
All other segments [member] | PRC GAAP [member] | Intersegment revenue [member]
Disclosure of operating segments [line items]
Revenue	¥ (1,017,107)	¥ (430,614)	¥ (468,181)